Interest expense and foreign exchange (Tables)	12 Months Ended
Dec. 31, 2021
Interest expense and foreign exchange
Schedule of interest expense and foreign exchange

Years Ended December 31 (millions)	2021	2020	2019
Interest expense
Interest on long-term debt, excluding lease liabilities	$24	$26	$14
Interest on lease liabilities	14	14	13
Amortization of financing fees and other	6	4	1
Interest on provisions	—	2	8
	$44	$46	$36
Foreign exchange
Derivatives used to manage currency risks	$—	$(1)	$(1)
Foreign exchange gain	(1)	(1)	(2)
	$(1)	$(2)	$(3)